Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000094853 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000094853 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000094853 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000094853 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000094853 | CCC
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000094853 | B
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000094853 | BB
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000094853 | BBB
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000094853 | A
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000094853 | AA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000094853 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000094853 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000094853 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000094853 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000094853 | IndustryEquity-Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000094853 | IndustryNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000094853 | IndustryCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000094853 | IndustryBanking
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000094853 | IndustryCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000094853 | IndustryABS Other
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000094853 | IndustryTechnology
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000094853 | IndustryTreasuries
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000094854 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000094854 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000094854 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000094854 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000094854 | CCC
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000094854 | B
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000094854 | BB
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000094854 | BBB
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000094854 | A
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000094854 | AA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000094854 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000094854 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000094854 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000094854 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000094854 | IndustryEquity-Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000094854 | IndustryNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000094854 | IndustryCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000094854 | IndustryBanking
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000094854 | IndustryCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000094854 | IndustryABS Other
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000094854 | IndustryTechnology
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000094854 | IndustryTreasuries
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000190722 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000190722 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000190722 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000190722 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000190722 | CCC
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000190722 | B
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000190722 | BB
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000190722 | BBB
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000190722 | A
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000190722 | AA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000190722 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000190722 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000190722 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000190722 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000190722 | IndustryEquity-Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000190722 | IndustryNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000190722 | IndustryCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000190722 | IndustryBanking
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000190722 | IndustryCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000190722 | IndustryABS Other
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000190722 | IndustryTechnology
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000190722 | IndustryTreasuries
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000094855 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000094855 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000094855 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000094855 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000094855 | CCC
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000094855 | B
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000094855 | BB
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000094855 | BBB
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000094855 | A
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000094855 | AA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000094855 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000094855 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000094855 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000094855 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000094855 | IndustryEquity-Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000094855 | IndustryNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000094855 | IndustryCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000094855 | IndustryBanking
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000094855 | IndustryCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000094855 | IndustryABS Other
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000094855 | IndustryTechnology
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000094855 | IndustryTreasuries
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000021802 | Targa Resources Corp.FR_87612G101
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021802 | Delta Air Lines, Inc.FR_247361702
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021802 | Keurig Dr. Pepper, Inc.FR_49271V100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000021802 | Airbnb, Inc.FR_009066101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021802 | Citigroup, Inc.FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021802 | Merck & Co., Inc.FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021802 | Elevance Health, Inc.FR_036752103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021802 | Corteva, Inc.FR_22052L104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021802 | Ally Financial, Inc.FR_02005N100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021802 | Capital One Financial Corp.FR_14040H105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021802 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000021802 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000021802 | IndustryPassenger Airlines
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021802 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000021802 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021802 | IndustryBeverages
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000021802 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000021802 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000021802 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000021802 | IndustryConsumer Finance
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000021802 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000021802 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000021802 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000021804 | Targa Resources Corp.FR_87612G101
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021804 | Delta Air Lines, Inc.FR_247361702
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021804 | Keurig Dr. Pepper, Inc.FR_49271V100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000021804 | Airbnb, Inc.FR_009066101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021804 | Citigroup, Inc.FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021804 | Merck & Co., Inc.FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021804 | Elevance Health, Inc.FR_036752103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021804 | Corteva, Inc.FR_22052L104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021804 | Ally Financial, Inc.FR_02005N100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021804 | Capital One Financial Corp.FR_14040H105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021804 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000021804 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000021804 | IndustryPassenger Airlines
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021804 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000021804 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021804 | IndustryBeverages
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000021804 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000021804 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000021804 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000021804 | IndustryConsumer Finance
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000021804 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000021804 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000021804 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000190720 | Targa Resources Corp.FR_87612G101
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000190720 | Delta Air Lines, Inc.FR_247361702
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000190720 | Keurig Dr. Pepper, Inc.FR_49271V100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000190720 | Airbnb, Inc.FR_009066101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000190720 | Citigroup, Inc.FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000190720 | Merck & Co., Inc.FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000190720 | Elevance Health, Inc.FR_036752103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000190720 | Corteva, Inc.FR_22052L104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000190720 | Ally Financial, Inc.FR_02005N100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000190720 | Capital One Financial Corp.FR_14040H105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000190720 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000190720 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000190720 | IndustryPassenger Airlines
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000190720 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000190720 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000190720 | IndustryBeverages
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000190720 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000190720 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000190720 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000190720 | IndustryConsumer Finance
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000190720 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000190720 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000190720 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000021805 | Targa Resources Corp.FR_87612G101
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021805 | Delta Air Lines, Inc.FR_247361702
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021805 | Keurig Dr. Pepper, Inc.FR_49271V100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000021805 | Airbnb, Inc.FR_009066101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021805 | Citigroup, Inc.FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021805 | Merck & Co., Inc.FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021805 | Elevance Health, Inc.FR_036752103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021805 | Corteva, Inc.FR_22052L104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021805 | Ally Financial, Inc.FR_02005N100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021805 | Capital One Financial Corp.FR_14040H105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021805 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000021805 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000021805 | IndustryPassenger Airlines
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021805 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000021805 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021805 | IndustryBeverages
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000021805 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000021805 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000021805 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000021805 | IndustryConsumer Finance
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000021805 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000021805 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000021805 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000069913 | Marvell Technology, Inc.FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000069913 | Hubbell, Inc.FR_443510607
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000069913 | Sandisk Corp.FR_80004C200
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000069913 | Evergy, Inc.FR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000069913 | Alliant Energy Corp.FR_018802108
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000069913 | WEC Energy Group, Inc.FR_92939U106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000069913 | CMS Energy Corp.FR_125896100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000069913 | Curtiss-Wright Corp.FR_231561101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000069913 | Burlington Stores, Inc.FR_122017106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000069913 | Royal Caribbean Cruises Ltd.FR_V7780T103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000069913 | IT Services
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000069913 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000069913 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000069913 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000069913 | IndustryHousehold Durables
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000069913 | IndustryEnergy Equipment & Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000069913 | IndustryConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000069913 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000069913 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000069913 | IndustryMulti-Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000069913 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000069913 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000069913 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000069913 | IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000069914 | Marvell Technology, Inc.FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000069914 | Hubbell, Inc.FR_443510607
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000069914 | Sandisk Corp.FR_80004C200
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000069914 | Evergy, Inc.FR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000069914 | Alliant Energy Corp.FR_018802108
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000069914 | WEC Energy Group, Inc.FR_92939U106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000069914 | CMS Energy Corp.FR_125896100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000069914 | Curtiss-Wright Corp.FR_231561101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000069914 | Burlington Stores, Inc.FR_122017106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000069914 | Royal Caribbean Cruises Ltd.FR_V7780T103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000069914 | IT Services
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000069914 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000069914 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000069914 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000069914 | IndustryHousehold Durables
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000069914 | IndustryEnergy Equipment & Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000069914 | IndustryConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000069914 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000069914 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000069914 | IndustryMulti-Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000069914 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000069914 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000069914 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000069914 | IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000128764 | Marvell Technology, Inc.FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000128764 | Hubbell, Inc.FR_443510607
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000128764 | Sandisk Corp.FR_80004C200
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000128764 | Evergy, Inc.FR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000128764 | Alliant Energy Corp.FR_018802108
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000128764 | WEC Energy Group, Inc.FR_92939U106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000128764 | CMS Energy Corp.FR_125896100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000128764 | Curtiss-Wright Corp.FR_231561101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000128764 | Burlington Stores, Inc.FR_122017106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000128764 | Royal Caribbean Cruises Ltd.FR_V7780T103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000128764 | IT Services
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000128764 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000128764 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000128764 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000128764 | IndustryHousehold Durables
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000128764 | IndustryEnergy Equipment & Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000128764 | IndustryConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000128764 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000128764 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000128764 | IndustryMulti-Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000128764 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000128764 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000128764 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000128764 | IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000069915 | Marvell Technology, Inc.FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000069915 | Hubbell, Inc.FR_443510607
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000069915 | Sandisk Corp.FR_80004C200
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000069915 | Evergy, Inc.FR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000069915 | Alliant Energy Corp.FR_018802108
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000069915 | WEC Energy Group, Inc.FR_92939U106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000069915 | CMS Energy Corp.FR_125896100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000069915 | Curtiss-Wright Corp.FR_231561101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000069915 | Burlington Stores, Inc.FR_122017106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000069915 | Royal Caribbean Cruises Ltd.FR_V7780T103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000069915 | IT Services
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000069915 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000069915 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000069915 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000069915 | IndustryHousehold Durables
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000069915 | IndustryEnergy Equipment & Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000069915 | IndustryConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000069915 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000069915 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000069915 | IndustryMulti-Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000069915 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000069915 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000069915 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000069915 | IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.30%